Note 15 - Segmented Information (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
June 30, 2018	Online English Language Learning	Print-Based English Language Learning	Total
Segmented assets	$190,532	$1,235,158	$1,425,690
Segmented liabilities	367,609	497,505	865,114
Segmented revenue	162,376	878,138	1,040,514
Segmented direct costs	51,032	42,174	93,206
Segmented selling, general & administrative	422,030	202,594	624,624
Segmented profit / (loss)	(510,942)	492,096	(18,846)
June 30, 2017	Online English Language Learning	Print-Based English Language Learning	Total
Segmented assets	$5,733,343	$1,248,343	$6,981,686
Segmented liabilities	180,266	279,547	459,813
Segmented revenue	723,358	943,534	1,666,892
Segmented direct costs	65,803	45,914	111,717
Segmented selling, general & administrative	319,724	270,333	590,057
Segmented intangible amortization	601,674	-	601,674
Segmented profit / (loss)	(264,172)	481,951	217,779
Segmented intangible addition	1,590,420	-	1,590,420
Other Financial Items	2018	2017
Online English Language Learning segmented income (loss)	$(510,942)	$(264,172)
Print-Based English Language Learning segmented income (loss)	492,096	481,951
Foreign exchange gain / (loss)	63,956	(118,154)
Interest expense and other financial expense	(38,924)	(21,837)
Share-based payment	(73,071)	(30,721)
Other comprehensive income (loss)	636	(948)
Total Comprehensive Income (Loss)	$(66,249)	$46,119

Disclosure of geographical areas [text block]
	2018	2017	2016
Latin America	$112,458	$673,655	$756,479
China	898,155	967,936	1,497,450
Other	29,901	25,301	52,326
	$1,040,514	$1,666,892	$2,306,225
	2018	2017	2016
Canada	$1,422,058	$6,981,686	$7,656,221
China	3,632	-	7,510
	$1,425,690	$6,981,686	$7,663,731